SEGMENTED INFORMATION (Details) - CAD ($) $ in Millions		12 Months Ended
	Jun. 28, 2019	Dec. 31, 2019	Dec. 31, 2018
Revenues and Other Income
Less : Royalties		$ (1,522.0)	$ (1,050.0)
Operating revenues, net of royalties		38,344.0	38,542.0
Other income (loss)		645.0	444.0
Total revenue		38,989.0	38,986.0
Expenses
Purchases of crude oil and products		12,562.0	14,133.0
Operating, selling and general		11,244.0	10,573.0
Transportation		1,442.0	1,319.0
Depreciation, depletion, amortization and impairment		10,572.0	5,738.0
Exploration		256.0	122.0
(Gain) loss on asset exchange and disposal of assets		(253.0)	(24.0)
Financing expenses		633.0	2,142.0
Total expenses		36,456.0	34,003.0
(Loss) earnings before Income Taxes		2,533.0	4,983.0
Income Tax Expense (Recovery)
Current		1,552.0	1,250.0
Deferred		(1,918.0)	440.0
Total income tax (recovery) expense		(366.0)	1,690.0
Net (Loss) Earnings		2,899.0	3,293.0
Capital and exploration expenditures		5,558.0	5,406.0
Operating segments
Revenues and Other Income
Gross revenues		39,866.0	39,592.0
Elimination of intersegment amounts
Revenues and Other Income
Gross revenues		(4,487.0)	(3,827.0)
Corporate Energy Trading And Eliminations
Revenues and Other Income
Gross revenues		27.0	29.0
Operating revenues, net of royalties		(4,460.0)	(3,798.0)
Other income (loss)		(32.0)	57.0
Total revenue		(4,492.0)	(3,741.0)
Expenses
Purchases of crude oil and products		(4,141.0)	(4,086.0)
Operating, selling and general		519.0	446.0
Transportation		(51.0)	(57.0)
Depreciation, depletion, amortization and impairment		74.0	63.0
Financing expenses		187.0	1,769.0
Total expenses		(3,412.0)	(1,865.0)
(Loss) earnings before Income Taxes		(1,080.0)	(1,876.0)
Income Tax Expense (Recovery)
Current		(312.0)	(392.0)
Deferred		(89.0)	129.0
Total income tax (recovery) expense		(401.0)	(263.0)
Net (Loss) Earnings		(679.0)	(1,613.0)
Capital and exploration expenditures		148.0	58.0
Oil Sands
Revenues and Other Income
Less : Royalties		(917.0)	(398.0)
Operating revenues, net of royalties		17,430.0	15,345.0
Other income (loss)		172.0	387.0
Total revenue		17,602.0	15,732.0
Expenses
Purchases of crude oil and products		1,407.0	1,563.0
Operating, selling and general		8,027.0	7,577.0
Transportation		1,293.0	1,144.0
Depreciation, depletion, amortization and impairment		8,170.0	4,024.0
Exploration		127.0	44.0
(Gain) loss on asset exchange and disposal of assets		(14.0)	(108.0)
Financing expenses		318.0	320.0
Total expenses		19,328.0	14,564.0
(Loss) earnings before Income Taxes		(1,726.0)	1,168.0
Income Tax Expense (Recovery)
Current		266.0	(128.0)
Deferred		(1,565.0)	351.0
Total income tax (recovery) expense		(1,299.0)	223.0
Net (Loss) Earnings		(427.0)	945.0
Capital and exploration expenditures		3,522.0	3,546.0
Oil Sands | Operating segments
Revenues and Other Income
Gross revenues		13,948.0	12,039.0
Oil Sands | Elimination of intersegment amounts
Revenues and Other Income
Gross revenues		4,399.0	3,704.0
Exploration and Production
Revenues and Other Income
Less : Royalties		(605.0)	(652.0)
Operating revenues, net of royalties		3,070.0	3,217.0
Other income (loss)		430.0	(68.0)
Total revenue		3,500.0	3,149.0
Expenses
Operating, selling and general		525.0	507.0
Transportation		80.0	85.0
Depreciation, depletion, amortization and impairment		1,505.0	967.0
Exploration		129.0	78.0
(Gain) loss on asset exchange and disposal of assets		(228.0)	91.0
Financing expenses		73.0	46.0
Total expenses		2,084.0	1,774.0
(Loss) earnings before Income Taxes		1,416.0	1,375.0
Income Tax Expense (Recovery)
Current		626.0	680.0
Deferred		(215.0)	(112.0)
Total income tax (recovery) expense		411.0	568.0
Net (Loss) Earnings		1,005.0	807.0
Capital and exploration expenditures		1,070.0	946.0
Exploration and Production | Operating segments
Revenues and Other Income
Gross revenues		3,675.0	3,869.0
Refining and Marketing
Revenues and Other Income
Operating revenues, net of royalties		22,304.0	23,778.0
Other income (loss)		75.0	68.0
Total revenue		22,379.0	23,846.0
Expenses
Purchases of crude oil and products		15,296.0	16,656.0
Operating, selling and general		2,173.0	2,043.0
Transportation		120.0	147.0
Depreciation, depletion, amortization and impairment		823.0	684.0
(Gain) loss on asset exchange and disposal of assets		(11.0)	(7.0)
Financing expenses		55.0	7.0
Total expenses		18,456.0	19,530.0
(Loss) earnings before Income Taxes		3,923.0	4,316.0
Income Tax Expense (Recovery)
Current		972.0	1,090.0
Deferred		(49.0)	72.0
Total income tax (recovery) expense		923.0	1,162.0
Net (Loss) Earnings		3,000.0	3,154.0
Capital and exploration expenditures		818.0	856.0
Refining and Marketing | Operating segments
Revenues and Other Income
Gross revenues		22,216.0	23,655.0
Refining and Marketing | Elimination of intersegment amounts
Revenues and Other Income
Gross revenues		$ 88.0	$ 123.0
Canbriam Energy, Inc. | Exploration and Production
Expenses
(Gain) loss on asset exchange and disposal of assets	$ (151.0)